Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks		SFr 109,815	SFr 121,161
of which reported at fair value		212	200
Interest-bearing deposits with banks		726	772
of which reported at fair value		0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		115,346	134,839
of which reported at fair value		77,498	87,331
Securities received as collateral, at fair value		38,074	32,564
of which encumbered		23,632	30,762
Trading assets, at fair value		156,334	165,150
of which encumbered		49,237	52,322
Investment securities		2,191	2,489
of which reported at fair value		2,191	2,489
Other investments		5,964	6,777
of which reported at fair value		3,506	4,096
Net loans		279,149	275,976
of which reported at fair value		15,307	19,528
of which encumbered		186	132
Allowance for loan losses		(882)	(938)
Premises and equipment		4,686	4,711
Goodwill		4,742	4,913
Other intangible assets		223	213
of which reported at fair value		158	138
Brokerage receivables		46,968	33,431
Other assets		32,071	36,865
of which reported at fair value		9,018	9,383
of which encumbered		134	257
Total assets		796,289	819,861
Liabilities and equity
Due to banks		15,413	22,800
of which reported at fair value		197	437
Customer deposits		361,162	355,833
of which reported at fair value		3,511	3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		26,496	33,016
of which reported at fair value		15,262	19,634
Obligation to return securities received as collateral, at fair value		38,074	32,564
Trading liabilities, at fair value		39,119	44,930
Short-term borrowings		25,889	15,385
of which reported at fair value		11,019	4,061
Long-term debt		173,032	193,315
of which reported at fair value		63,628	72,868
Brokerage payables		43,303	39,852
Other liabilities		31,612	39,855
of which reported at fair value		8,624	9,493
Total liabilities		754,100	777,550
Common shares		102	84
Additional paid-in capital		35,668	32,131
Retained earnings		24,973	25,954
Treasury shares, at cost		(103)	0
Accumulated other comprehensive income/(loss)		(18,738)	(16,272)
Total shareholders' equity		41,902	41,897
Noncontrolling interests		287	414
Total equity		42,189	42,311
Total liabilities and equity		SFr 796,289	SFr 819,861
Additional share information
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	3,271,129,950	2,797,379,244
Issued shares (in shares)		2,556,011,720	2,089,897,378
Treasury shares (in shares)		5,757,666	0
Common shares outstanding (in shares)		2,550,254,054	2,089,897,378
Consolidated VIEs
Assets
Cash and due from banks		SFr 232	SFr 369
Trading assets, at fair value		1,348	2,744
Investment securities		381	511
Other investments		1,833	2,006
Net loans		267	284
Premises and equipment		151	199
Other assets		2,398	2,617
Liabilities and equity
Trading liabilities, at fair value		3	18
Short-term borrowings		0	1
Long-term debt		863	1,759
Other liabilities		204	244
Bank
Assets
Cash and due from banks		109,510	121,066
of which reported at fair value		212	208
Interest-bearing deposits with banks		721	767
of which reported at fair value		0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		115,346	134,839
of which reported at fair value		77,498	87,331
Securities received as collateral, at fair value		38,074	32,564
of which encumbered		23,632	30,768
Trading assets, at fair value		156,774	165,392
of which encumbered		49,237	52,322
Investment securities		2,189	2,486
of which reported at fair value		2,189	2,486
Other investments		5,893	6,717
of which reported at fair value		3,497	4,088
Net loans		283,237	278,960
of which reported at fair value		15,307	19,528
of which encumbered		186	132
Allowance for loan losses		(881)	(937)
Premises and equipment		4,445	4,666
Goodwill		4,036	4,189
Other intangible assets		223	213
of which reported at fair value		158	138
Brokerage receivables		46,968	33,431
Other assets		30,956	36,775
of which reported at fair value		9,018	9,420
of which encumbered		134	256
Total assets		798,372	822,065
Liabilities and equity
Due to banks		15,411	22,800
of which reported at fair value		197	445
Customer deposits		362,303	357,224
of which reported at fair value		3,511	3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		26,496	33,016
of which reported at fair value		15,262	19,634
Obligation to return securities received as collateral, at fair value		38,074	32,564
Trading liabilities, at fair value		39,132	44,952
Short-term borrowings		26,378	15,385
of which reported at fair value		11,019	4,061
Long-term debt		172,042	192,495
of which reported at fair value		62,622	71,970
Brokerage payables		43,303	39,852
Other liabilities		31,683	39,919
of which reported at fair value		8,590	9,557
Total liabilities		754,822	778,207
Common shares		4,400	4,400
Additional paid-in capital		45,718	41,817
Retained earnings		8,484	9,814
Accumulated other comprehensive income/(loss)		(15,932)	(13,242)
Total shareholders' equity		42,670	42,789
Noncontrolling interests		880	1,069
Total equity		43,550	43,858
Total liabilities and equity		SFr 798,372	SFr 822,065
Additional share information
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[2]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[2]	4,399,680,200	4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 232	SFr 369
Trading assets, at fair value		1,348	2,744
Investment securities		381	511
Other investments		1,833	2,006
Net loans		267	284
Premises and equipment		128	173
Other assets		2,396	2,616
Liabilities and equity
Trading liabilities, at fair value		3	18
Short-term borrowings		0	1
Long-term debt		863	1,759
Other liabilities		SFr 204	SFr 243

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2017. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.